FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
WaFd, Inc. common stock	$6,303,914	$—	$—	$6,303,914
Mutual funds	223,721,255	—	—	223,721,255
Total investments in the fair value hierarchy	$230,025,169	$—	$—	$230,025,169

Collective trust investments measured at net asset value				$14,072,623

Total investments at fair value				$244,097,792

The following table sets forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
WaFd, Inc. common stock	$6,887,208	$—	$—	$6,887,208
Mutual funds	199,580,124	—	—	199,580,124
Total investments in the fair value hierarchy	$206,467,332	$—	$—	$206,467,332

Collective trust investments measured at net asset value				$18,739,472

Total investments at fair value				$225,206,804

A summary of the Plan's investments at December 31, 2025 and 2024, where fair value is estimated based on the NAV is presented below:

Collective Trust Investment	2025 Fair Value	2024 Fair Value	Unfunded Commitment	Redemption Frequency	Redemption Restrictions	Notice Period
Clearbridge Large Cap Growth Fund	$6,906,581	$11,195,315	—	Daily	*	5 business days
BlackRock Mid Cap Growth Fund	—	2,014,690	—	Daily	*	5 business days
T.Rowe Price Stable Value Fund	7,166,042	5,529,467	—	Daily	n/a	12 months
	14,072,623	18,739,472
* Notice is required for trades over $1,000,000